Share capital - Stock options and compensation expense narrative (Details) $ / shares in Thousands			12 Months Ended
	Jun. 08, 2016	May 02, 2016 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2016 shares
Disclosure of stock options granted [Line Items]
Expense from share-based payment transactions with employees			$ 6,860,000	$ 4,242,000
Increase (decrease) in percent of share options issued in share-based payment arrangement	12.50%
Number of share options issued and outstanding in share-based payment arrangement | $ / shares					85,500
Number of share options available for issue in share-based payment arrangement | $ / shares			10,688
Number of share options outstanding in share-based payment arrangement				4,864,000	7,427		7,591,000	4,052,000
Percent of share options outstanding in share-based payment arrangement			8.70%
Number of share options granted pursuant to Section 613(c) of TSX manual in share-based payment arrangement		200,000
Information About How Expected Ten Percent Increase in Volatility, Would Increase On Share Options Granted, Expense Amount						$ 308,000
Information About How Expected Ten Percent Decrease in Volatility, Would Decrease On Share Options Granted, Expense Amount						$ 265,000
Share options pursuant to Section 613(c) of TSX manual in share-based payment arrangement vesting period		36 months
Share options pursuant to Section 613(c) of TSX manual in share-based payment arrangement expiration period		5 years
Number of share options exercised pursuant to Section 613(c) of TSX manual in share-based payment arrangement | shares			20,000	16,000
Shares issued pursuant to Section 613(c) of TSX manual in share-based payment arrangement outstanding | shares							164,000
Bottom of range
Disclosure of stock options granted [Line Items]
Percent of share options issued in share-based payment arrangement	10.00%
Top of range
Disclosure of stock options granted [Line Items]
Percent of share options issued in share-based payment arrangement	12.50%
United States of America, Dollars
Disclosure of stock options granted [Line Items]
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)		$ 2.92
Canada, Dollars
Disclosure of stock options granted [Line Items]
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)		$ 3.66
Research and Development Expense
Disclosure of stock options granted [Line Items]
Expense from share-based payment transactions with employees			$ 2,697,000	$ 993,000
Corporate, Administration and Business Development Expense
Disclosure of stock options granted [Line Items]
Expense from share-based payment transactions with employees			$ 4,163,000	$ 3,249,000